Prospectus Supplement

John Hancock Variable Insurance Trust (the Trust)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

Active Bond Trust (the “fund”)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA will be added as a portfolio manager of the fund. As of the Effective Date, Peter M. Farley, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, David A. Bees, CFA, Pranay Sonalkar, and Connor Minnaar, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the summary section of the Prospectus for this fund under the heading “Portfolio management”:

Peter M. Farley, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2005	Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2006
Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2005	David A. Bees, CFA Managing Director and Portfolio Manager Managed fund since 2020
Pranay Sonalkar Managing Director, Associate Portfolio Manager Managed fund since 2021	Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed fund since 2022

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” will be amended to include Connor Minnaar, CFA as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of portfolio managers below the table:

Connor Minnaar, CFA. Senior Director and Associate Portfolio Manager; joined Manulife IM (US) in 2006.

Select Bond Trust (the “fund”)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA will be added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Connor Minnaar, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the summary section of the Prospectus for this fund under the heading “Portfolio management”:

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2009	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2009
Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed fund since 2022

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading Manulife IM (US) will be amended to include Connor Minnaar, CFA as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of portfolio managers below the table:

Connor Minnaar, CFA. Senior Director and Associate Portfolio Manager; joined Manulife IM (US) in 2006.

Short-Term Government Income Trust (the “fund”)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA will be added as a portfolio manager of the fund. As of the Effective Date, Howard C. Greene, CFA, Jeffrey N. Given, CFA, and Connor Minnaar, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the summary section of the Prospectus for this fund under the heading “Portfolio management”:

Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2008	Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2008
Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed fund since 2022

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading Manulife IM (US) will be amended to include Connor Minnaar, CFA as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of portfolio managers below the table:

Connor Minnaar, CFA. Senior Director and Associate Portfolio Manager; joined Manulife IM (US) in 2006.

Strategic Income Opportunities Trust (the “fund”)

As of March 31, 2022 (the Effective Date), Bradley L. Lutz, CFA will be added as a portfolio manager of the fund. As of the Effective Date, Daniel S. Janis III, Thomas C. Goggins, Kisoo Park, Christopher M. Chapman, CFA, and Bradley L. Lutz, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective March 15, 2023, Daniel S. Janis III will be retiring as a portfolio manager. Accordingly, all references to Mr. Janis will be removed from the Prospectus as of March 15, 2023.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the summary section of the Prospectus for this fund under the heading “Portfolio management”:

Daniel S. Janis III Senior Managing Director and Senior Portfolio Manager Managed fund since 2004	Thomas C. Goggins Senior Managing Director and Senior Portfolio Manager Managed fund since 2009
Kisoo Park Managing Director and Portfolio Manager Managed fund since 2015	Christopher M. Chapman, CFA Managing Director and Portfolio Manager Managed fund since 2017
Bradley L. Lutz, CFA Managing Director and Portfolio Manager Managed fund since 2022

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading Manulife IM (US) will be amended to include Bradley L. Lutz, CFA as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of portfolio managers below the table:

Bradley L. Lutz, CFA. Managing Director and Portfolio Manager; joined Manulife IM (US) in 2002.

Ultra Short Term Bond Trust (the “fund”)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA will be added as a portfolio manager of the fund. As of the Effective Date, Howard C. Greene, CFA, Jeffrey N. Given, CFA, and Connor Minnaar, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the summary section of the Prospectus for this fund under the heading “Portfolio management”:

Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2010	Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2010
Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed fund since 2022

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading Manulife IM (US) will be amended to include Connor Minnaar, CFA as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of portfolio managers below the table:

Connor Minnaar, CFA. Senior Director and Associate Portfolio Manager; joined Manulife IM (US) in 2006.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust (the Trust)
Strategic Income Opportunities Trust

Supplement dated February 15, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of March 31, 2022 (the Effective Date), Bradley L. Lutz, CFA will be added as a portfolio manager of the fund. As of the Effective Date, Daniel S. Janis III, Thomas C. Goggins, Kisoo Park, and Christopher M. Chapman, CFA, will continue as portfolio managers of the fund, and together with Bradley L. Lutz, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective March 15, 2023, Daniel S. Janis III will be retiring as a portfolio manager. Accordingly, all references to Mr. Janis will be removed from the SAI as of March 15, 2023.

You should read this supplement in conjunction with the SAI and retain it for your future reference.